Income Tax (Details) - Schedule of net deferred tax assets - Roth CH Acquisition IV Co. [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforward		$ 30,909
Startup/Organizational expenses	258,742	54,038
Total deferred tax assets	258,742	84,947
Valuation allowance	(258,742)	(84,947)
Deferred tax assets, net of valuation allowance